Investment Property - Summary of Income and Expenses from Investment Properties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rental Income From Investment Property Net Of Direct Operating Expense [Abstract]
Income derived from rental income from investment properties	$ 131,531	$ 204,483	$ 196,955
Direct operating expenses from investment properties that generate rental income	(18,551)	(39,727)	(36,761)
Total	$ 112,980	$ 164,756	$ 160,194